Investment securities	12 Months Ended
Dec. 31, 2015
Investment securities
17 Investment securities
end of	2015	2014
Investment securities (CHF million)
Securities available-for-sale	3,090	2,791
Total investment securities	3,090	2,791
Investment securities by type
end of	2015				2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	273	21	0	294	286	18	0	304
Debt securities issued by foreign governments	1,382	34	0	1,416	2,020	47	1	2,066
Corporate debt securities	285	0	0	285	313	0	0	313
Residential mortgage-backed securities	750	0	0	750	0	0	0	0
Commercial mortgage-backed securities	259	0	0	259	0	0	0	0
Debt securities available-for-sale	2,949	55	0	3,004	2,619	65	1	2,683
Banks, trust and insurance companies	65	20	0	85	73	25	0	98
Industry and all other	1	0	0	1	10	0	0	10
Equity securities available-for-sale	66	20	0	86	83	25	0	108
Securities available-for-sale	3,015	75	0	3,090	2,702	90	1	2,791
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2014 (CHF million)
Debt securities issued by foreign governments	49	1	0	0	49	1
Debt securities available-for-sale	49	1	0	0	49	1
There were no unrealized losses on investment securities as of the end of 2015. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	2015		2014		2013
	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	1	17	915	15	163	13
Realized gains	0	2	17	1	7	1
Realized losses	0	0	(1)	0	0	0
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2015 (CHF million)
Due within 1 year	366	366	0.43
Due from 1 to 5 years	1,420	1,459	0.91
Due from 5 to 10 years	147	161	1.12
Due after 10 years	1,016	1,018	2.97
Total debt securities	2,949	3,004	1.57

Bank
Investment securities
16 Investment securities
end of	2015	2014
Investment securities (CHF million)
Securities available-for-sale	2,698	2,379
Total investment securities	2,698	2,379
Investment securities by type
end of	2015				2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2015 (CHF million)
Debt securities issued by foreign governments	1,292	30	0	1,322	1,919	43	0	1,962
Corporate debt securities	281	0	0	281	309	0	0	309
Residential mortgage-backed securities	750	0	0	750	0	0	0	0
Commercial mortgage-backed securities	259	0	0	259	0	0	0	0
Debt securities available-for-sale	2,582	30	0	2,612	2,228	43	0	2,271
Banks, trust and insurance companies	65	20	0	85	72	25	0	97
Industry and all other	1	0	0	1	11	0	0	11
Equity securities available-for-sale	66	20	0	86	83	25	0	108
Securities available-for-sale	2,648	50	0	2,698	2,311	68	0	2,379
There were no unrealized losses on investment securities in 2015 and 2014. No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	2015		2014		2013
	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	1	17	103	15	163	13
Realized gains	0	2	0	1	7	1
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2015 (CHF million)
Due within 1 year	271	271	0.15
Due from 1 to 5 years	1,302	1,333	0.78
Due from 5 to 10 years	1	0	14.74
Due after 10 years	1,008	1,008	2.98
Total debt securities	2,582	2,612	1.57